Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EXCHANGE TRADED CONCEPTS TRUST
Entity Central Index Key	0001452937
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000260537
Shareholder Report [Line Items]
Fund Name	Bluemonte Large Cap Core ETF
Class Name	Bluemonte Large Cap Core ETF
Trading Symbol	BLUC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bluemontefunds.com/investor-materials. You can also request this information by contacting us at 833-537-3863.
Additional Information Phone Number	833-537-3863
Additional Information Website	https://www.bluemontefunds.com/investor-materials
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Bluemonte Large Cap Core ETF	$19	0.20%
Footnote	Description
Footnote*	Costs shown not annualized. The Fund commenced operations on June 20, 2025. If the Fund had been in operation for the complete full fiscal year, the costs shown would have been higher.
Footnote†	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform in the period?

The Fund seeks to provide capital growth. The Fund had positive performance during the fiscal period ending on April 30, 2026. The Fund achieved a return of 20.42% since its inception on June 20, 2025, while the S&P 500 Index, the Fund’s broad-based index, gained 22.01%.

The Fund modestly underperformed the benchmark during the time period due to a combination of factors, including an underweight to the mid-cap space and a slight overweight to growth stocks.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Bluemonte Large Cap Core ETF	S&P 500 Index (USD) (TR)Footnote Reference*
Jun/25	$10,000	$10,000
Jun/25	$10,404	$10,400
Sep/25	$11,261	$11,244
Dec/25	$11,519	$11,543
Mar/26	$10,810	$11,043
Apr/26	$12,042	$12,201

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 294,389,550
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 395,556
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]
Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$294,389,550	4	$395,556	0%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Exchange-Traded Funds	99.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
State Street SPDR Portfolio S&P 500 ETF	40.1%
Vanguard Growth ETF	34.5%
iShares Morningstar U.S. Equity ETF	19.8%
Vanguard Value ETF	4.9%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown.

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Updated Prospectus Phone Number	833-537-3863
Updated Prospectus Web Address	https://www.bluemontefunds.com/investor-materials
C000260538
Shareholder Report [Line Items]
Fund Name	Bluemonte Large Cap Growth ETF
Class Name	Bluemonte Large Cap Growth ETF
Trading Symbol	BLGR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bluemontefunds.com/investor-materials. You can also request this information by contacting us at 833-537-3863.
Additional Information Phone Number	833-537-3863
Additional Information Website	https://www.bluemontefunds.com/investor-materials
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Bluemonte Large Cap Growth ETF	$19	0.20%
Footnote	Description
Footnote*	Costs shown not annualized. The Fund commenced operations on June 20, 2025. If the Fund had been in operation for the complete full fiscal year, the costs shown would have been higher.
Footnote†	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform in the period?

The Fund seeks to provide capital growth. The Fund had positive performance during the fiscal period ending on April 30, 2026. The Fund achieved a return of 21.45% since its inception on June 20, 2025, while the S&P 500 Index, the Fund’s broad-based index, gained 22.01%.

The Fund modestly underperformed the benchmark, largely due to its overweight to the large cap growth stocks as compared to the benchmark (33% of exposure versus 22%, respectively). In addition, the Fund is modestly underweight the mid-cap space, which had positive returns versus the benchmark.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Bluemonte Large Cap Growth ETF	S&P 500 Index (USD) (TR)Footnote Reference*
Jun/25	$10,000	$10,000
Jun/25	$10,492	$10,400
Sep/25	$11,479	$11,244
Dec/25	$11,720	$11,543
Mar/26	$10,709	$11,043
Apr/26	$12,145	$12,201

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 243,565,415
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 328,671
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]
Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$243,565,415	4	$328,671	0%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Exchange-Traded Funds	99.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
State Street SPDR Portfolio S&P 500 Growth ETF	51.8%
Schwab U.S. Large-Cap Growth ETF	25.6%
Vanguard Russell 1000 Growth ETF	12.7%
State Street SPDR Portfolio S&P 500 ETF	9.1%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown.

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Updated Prospectus Phone Number	833-537-3863
Updated Prospectus Web Address	https://www.bluemontefunds.com/investor-materials
C000260539
Shareholder Report [Line Items]
Fund Name	Bluemonte Large Cap Value ETF
Class Name	Bluemonte Large Cap Value ETF
Trading Symbol	BVAL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bluemontefunds.com/investor-materials. You can also request this information by contacting us at 833-537-3863.
Additional Information Phone Number	833-537-3863
Additional Information Website	https://www.bluemontefunds.com/investor-materials
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Bluemonte Large Cap Value ETF	$19	0.20%
Footnote	Description
Footnote*	Costs shown not annualized. The Fund commenced operations on June 20, 2025. If the Fund had been in operation for the complete full fiscal year, the costs shown would have been higher.
Footnote†	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform in the period?

The Fund seeks to provide capital growth. The Fund had positive performance during the fiscal period ending on April 30, 2026. The Fund achieved a return of 21.12% since its inception on June 20, 2025, while the S&P 500 Index, the Fund’s broad-based index, gained 22.01%.

The Fund underperformed the benchmark during the time period, due to an overweight towards small- and mid-cap stocks as well as an overweight towards value stocks, both of which outperformed the benchmark during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Bluemonte Large Cap Value ETF	S&P 500 Index (USD) (TR)Footnote Reference*
Jun/25	$10,000	$10,000
Jun/25	$10,288	$10,400
Sep/25	$10,912	$11,244
Dec/25	$11,231	$11,543
Mar/26	$11,308	$11,043
Apr/26	$12,112	$12,201

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 245,655,312
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 329,202
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]
Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$245,655,312	4	$329,202	0%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Exchange-Traded Funds	99.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
State Street SPDR Portfolio S&P 500 Value ETF	34.0%
Schwab U.S. Large-Cap Value ETF	29.7%
Vanguard Russell 1000 Value ETF	20.2%
State Street SPDR Portfolio S&P 500 ETF	15.3%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown.

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Updated Prospectus Phone Number	833-537-3863
Updated Prospectus Web Address	https://www.bluemontefunds.com/investor-materials
C000260535
Shareholder Report [Line Items]
Fund Name	Bluemonte Dynamic Total Market ETF
Class Name	Bluemonte Dynamic Total Market ETF
Trading Symbol	BLUX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bluemontefunds.com/investor-materials. You can also request this information by contacting us at 833-537-3863.
Additional Information Phone Number	833-537-3863
Additional Information Website	https://www.bluemontefunds.com/investor-materials
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Bluemonte Dynamic Total Market ETF	$19	0.20%
Footnote	Description
Footnote*	Costs shown not annualized. The Fund commenced operations on June 20, 2025. If the Fund had been in operation for the complete full fiscal year, the costs shown would have been higher.
Footnote†	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform in the period?

The Fund seeks to provide capital growth. The Fund had positive performance during the fiscal period ending on April 30, 2026. The Fund achieved a return of 22.85% since its inception on June 20, 2025, while the S&P Total Market Index, the Fund’s broad based index, gained 22.06%.

The Fund has taken a relatively dramatic overweight towards the small cap segment of the market during this time period, which has largely driven outperformance. The large cap domestic space returned 20% whereas the small and mid-cap space returned approximately 30% over the same time period. The Fund is expected to maintain its overweight to small cap companies for the foreseeable future.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Bluemonte Dynamic Total Market ETF	S&P Total Market Index (USD) (TR)Footnote Reference*
Jun/25	$10,000	$10,000
Jun/25	$10,356	$10,394
Sep/25	$11,083	$11,248
Dec/25	$11,294	$11,513
Mar/26	$11,122	$11,054
Apr/26	$12,285	$12,206

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 501,551,274
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 658,101
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]
Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$501,551,274	4	$658,101	36%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Exchange-Traded Funds	99.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
State Street SPDR Portfolio S&P 500 ETF	48.4%
Vanguard Russell 2000 ETF	30.9%
iShares Morningstar Small-Cap Value ETF	15.3%
Schwab U.S. Small-Cap ETF	5.2%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown.

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Updated Prospectus Phone Number	833-537-3863
Updated Prospectus Web Address	https://www.bluemontefunds.com/investor-materials
C000260536
Shareholder Report [Line Items]
Fund Name	Bluemonte Global Equity ETF
Class Name	Bluemonte Global Equity ETF
Trading Symbol	BINT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bluemontefunds.com/investor-materials. You can also request this information by contacting us at 833-537-3863.
Additional Information Phone Number	833-537-3863
Additional Information Website	https://www.bluemontefunds.com/investor-materials
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Bluemonte Global Equity ETF	$20	0.20%
Footnote	Description
Footnote*	Costs shown not annualized. The Fund commenced operations on June 20, 2025. If the Fund had been in operation for the complete full fiscal year, the costs shown would have been higher.
Footnote†	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform in the period?

The Fund seeks to provide capital growth. The Fund had positive performance during the fiscal period ending on April 30, 2026. The Fund achieved a return of 26.28% since its inception on June 20, 2025, while the MSCI ACWI Index, the Fund’s broad-based index, gained 23.30%.

The Fund significantly outperformed its benchmark for the fiscal period, largely due to an overweight to international equities as compared to the benchmark. The Fund maintains approximately 65% international exposure versus the benchmark at 35%. During this time period, international equities returned approximately 27%, significantly outpacing the domestic market.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Bluemonte Global Equity ETF	MSCI ACWI Index (USD) (TR)Footnote Reference*Footnote Reference†
Jun/25	$10,000	$10,000
Jun/25	$10,352	$10,368
Sep/25	$10,995	$11,170
Dec/25	$11,476	$11,546
Mar/26	$11,568	$11,187
Apr/26	$12,628	$12,330

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 345,098,033
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 446,114
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]
Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$345,098,033	4	$446,114	45%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Exchange-Traded Funds	99.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
State Street SPDR Portfolio Developed World ex-US ETF	29.9%
State Street SPDR Portfolio S&P 500 ETF	28.5%
iShares Core MSCI Emerging Markets ETF	21.0%
Vanguard FTSE Developed Markets ETF	19.9%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown.

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Updated Prospectus Phone Number	833-537-3863
Updated Prospectus Web Address	https://www.bluemontefunds.com/investor-materials
C000260533
Shareholder Report [Line Items]
Fund Name	Bluemonte Core Bond ETF
Class Name	Bluemonte Core Bond ETF
Trading Symbol	BDBT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bluemontefunds.com/investor-materials. You can also request this information by contacting us at 833-537-3863.
Additional Information Phone Number	833-537-3863
Additional Information Website	https://www.bluemontefunds.com/investor-materials
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Bluemonte Core Bond ETF	$18	0.20%
Footnote	Description
Footnote*	Costs shown not annualized. The Fund commenced operations on June 20, 2025. If the Fund had been in operation for the complete full fiscal year, the costs shown would have been higher.
Footnote†	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform in the period?

The Fund seeks to provide total return and income. The Fund had positive performance during the fiscal period ending on April 30, 2026. The Fund achieved a return of 4.00% since its inception on June 20, 2025, while the Bloomberg U.S. Aggregate Bond Index, the Fund’s broad-based index, gained 4.30%.

Fund performance was consistent with the benchmark, largely because the Fund’s positioning is essentially in line with the benchmark. The Fund has an underlying duration of 5.88 years versus 5.78 years for the benchmark. The Fund’s average yield is 4.66% while the average yield of the holdings in the benchmark is 4.34%.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Bluemonte Core Bond ETF	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*
Jun/25	$10,000	$10,000
Jun/25	$10,096	$10,104
Sep/25	$10,302	$10,309
Dec/25	$10,391	$10,423
Mar/26	$10,388	$10,418
Apr/26	$10,400	$10,430

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 448,401,716
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 636,908
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]
Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$448,401,716	6	$636,908	8%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Exchange-Traded Funds	99.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
iShares Core U.S. Aggregate Bond ETF	40.0%
Schwab Intermediate-Term U.S. Treasury ETF	25.0%
iShares MBS ETF	15.1%
State Street SPDR Portfolio Corporate Bond ETF	9.9%
Vanguard Short-Term Corporate Bond ETF	5.0%
Vanguard Long-Term Bond ETF	4.9%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown.

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Updated Prospectus Phone Number	833-537-3863
Updated Prospectus Web Address	https://www.bluemontefunds.com/investor-materials
C000260541
Shareholder Report [Line Items]
Fund Name	Bluemonte Short Term Bond ETF
Class Name	Bluemonte Short Term Bond ETF
Trading Symbol	BLST
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bluemontefunds.com/investor-materials. You can also request this information by contacting us at 833-537-3863.
Additional Information Phone Number	833-537-3863
Additional Information Website	https://www.bluemontefunds.com/investor-materials
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Bluemonte Short Term Bond ETF	$18	0.20%
Footnote	Description
Footnote*	Costs shown not annualized. The Fund commenced operations on June 20, 2025. If the Fund had been in operation for the complete full fiscal year, the costs shown would have been higher.
Footnote†	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform in the period?

The Fund seeks to provide total return and income. The Fund had positive performance during the fiscal period ending on April 30, 2026. The Fund achieved a return of 3.37% since its inception on June 20, 2025, while the Bloomberg U.S. Aggregate Bond Index, the Fund’s broad-based index, gained 4.30%.

During the time period, rising yields favored lower duration, which contributed to the Fund’s relative performance, as the Fund has significantly lower duration than the benchmark (3.45 years versus the benchmark at 5.78 years). The Fund also maintained slightly higher exposure to corporate fixed income and slightly lower exposure to securitized fixed income.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Bluemonte Short Term Bond ETF	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*
Jun/25	$10,000	$10,000
Jun/25	$10,044	$10,104
Sep/25	$10,196	$10,309
Dec/25	$10,307	$10,423
Mar/26	$10,313	$10,418
Apr/26	$10,337	$10,430

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 156,400,669
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 219,721
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]
Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$156,400,669	3	$219,721	0%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Exchange-Traded Funds	99.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Vanguard Short-Term Bond ETF	54.6%
iShares Core U.S. Aggregate Bond ETF	25.1%
Vanguard Short-Term Corporate Bond ETF	19.9%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown.

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Updated Prospectus Phone Number	833-537-3863
Updated Prospectus Web Address	https://www.bluemontefunds.com/investor-materials
C000260540
Shareholder Report [Line Items]
Fund Name	Bluemonte Long Term Bond ETF
Class Name	Bluemonte Long Term Bond ETF
Trading Symbol	BLTD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bluemontefunds.com/investor-materials. You can also request this information by contacting us at 833-537-3863.
Additional Information Phone Number	833-537-3863
Additional Information Website	https://www.bluemontefunds.com/investor-materials
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Bluemonte Long Term Bond ETF	$18	0.20%
Footnote	Description
Footnote*	Costs shown not annualized. The Fund commenced operations on June 20, 2025. If the Fund had been in operation for the complete full fiscal year, the costs shown would have been higher.
Footnote†	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform in the period?

The Fund seeks to provide total return and income. The Fund had positive performance during the fiscal period ending on April 30, 2026. The Fund achieved a return of 3.82% since its inception on June 20, 2025, while the Bloomberg U.S. Aggregate Bond Index, the Fund’s broad-based index, gained 4.30%.

The Fund modestly underperformed the benchmark during the time period largely due to a difference in duration exposure. The Fund currently has an average duration of roughly 11 years, versus the benchmark’s duration of 5.78 years. The average yield of the Fund’s portfolio is slightly lower than the benchmark (4.12% vs. 4.34%) in part due to the Fund’s lower exposure to securitized debt. The Fund has less than 10% of its exposure in the securitized space versus the benchmark’s exposure of approximately 25%.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Bluemonte Long Term Bond ETF	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*
Jun/25	$10,000	$10,000
Jun/25	$10,140	$10,104
Sep/25	$10,435	$10,309
Dec/25	$10,420	$10,423
Mar/26	$10,391	$10,418
Apr/26	$10,382	$10,430

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 152,806,963
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 219,350
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]
Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$152,806,963	3	$219,350	5%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Exchange-Traded Funds	99.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Vanguard Long-Term Bond ETF	64.4%
iShares Core U.S. Aggregate Bond ETF	25.5%
Vanguard Long-Term Corporate Bond ETF	9.9%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown.

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Updated Prospectus Phone Number	833-537-3863
Updated Prospectus Web Address	https://www.bluemontefunds.com/investor-materials
C000260534
Shareholder Report [Line Items]
Fund Name	Bluemonte Diversified Income ETF
Class Name	Bluemonte Diversified Income ETF
Trading Symbol	BLUI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bluemontefunds.com/investor-materials. You can also request this information by contacting us at 833-537-3863.
Additional Information Phone Number	833-537-3863
Additional Information Website	https://www.bluemontefunds.com/investor-materials
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Bluemonte Diversified Income ETF	$18	0.20%
Footnote	Description
Footnote*	Costs shown not annualized. The Fund commenced operations on June 20, 2025. If the Fund had been in operation for the complete full fiscal year, the costs shown would have been higher.
Footnote†	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform in the period?

The Fund seeks to provide total return and income. The Fund had positive performance during the fiscal period ending on April 30, 2026. The Fund achieved a return of 7.68% since its inception on June 20, 2025, while the Bloomberg U.S. Aggregate Bond Index, the Funds’ broad-based index, gained 4.30%.

The Fund overperformed the benchmark as the Fund takes a more creative approach to income generation, including investment grade, high yield, levered loans, and income linked equity plays (such as preferred stocks). During this time period, these assets outperformed the underlying benchmark, which drove the Fund’s outperformance. This was particularly true for the first few months of 2026 when the bulk of the performance gap was generated.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Bluemonte Diversified Income ETF	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*
Jun/25	$10,000	$10,000
Jun/25	$10,068	$10,104
Sep/25	$10,289	$10,309
Dec/25	$10,405	$10,423
Mar/26	$10,553	$10,418
Apr/26	$10,768	$10,430

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 101,898,453
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 148,527
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]
Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$101,898,453	7	$148,527	41%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Exchange-Traded Funds	99.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
State Street SPDR Bloomberg High Yield Bond ETF	19.9%
PIMCO Active Bond Exchange-Traded Fund	19.6%
MFS Active Core Plus Bond ETF	19.6%
Cohen & Steers Real Estate Active ETF	10.8%
Global X MLP ETF	10.0%
First Trust Senior Loan ETF	9.8%
Cohen & Steers Preferred and Income Opportunities Active ETF	9.8%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown.

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Updated Prospectus Phone Number	833-537-3863
Updated Prospectus Web Address	https://www.bluemontefunds.com/investor-materials